GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	March 31,
	2014		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥32,603	¥11,816	¥32,944	¥14,417
Software	37,838	27,041	40,438	29,780
Trademark	5,683	885	6,291	1,270
Non-patent technology	5,600	708	5,257	1,101
Other	25,455	15,220	25,513	14,416

Total	¥107,179	¥55,670	¥110,443	¥60,984

	March 31,
	2014	2015
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥7,816	¥7,155
Other	1	1

Total	¥7,817	¥7,156

Intangible assets acquired during the year ended March 31, 2015 are as follows:

Year ended March 31, 2015
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥950
Software	4,394
Trademark	147
Other	2,539

Total	¥8,030

The weighted average amortization periods for customer relationships, software and trademark which were acquired during the year ended March 31, 2015 are six years, four years and 12 years, respectively.

Total amortization of intangible assets during the years ended March 31, 2013, 2014 and 2015 amounted to ¥10,292 million, ¥10,177 million and ¥10,422million, respectively. The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2016	¥8,650
2017	7,272
2018	6,192
2019	4,778
2020	3,385

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2014 and 2015 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2013
Goodwill	¥100	¥1,313	¥20,513	¥45,672	¥ 18,456	¥14,603	¥10,900	¥111,557
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,313	15,098	45,672	18,456	14,581	8,205	103,425
Goodwill acquired during the year	—	5,548	—	158	—	—	—	5,706
Impairment of goodwill	—	—	—	(729)	—	—	—	(729)
Translation adjustments and reclassification to other accounts	—	40	2,329	3,656	—	2,205	—	8,230

Balance at March 31, 2014
Goodwill	100	6,901	22,842	49,486	18,456	16,808	10,900	125,493
Accumulated impairment losses	—	—	(5,415)	(729)	—	(22)	(2,695)	(8,861)

	100	6,901	17,427	48,757	18,456	16,786	8,205	116,632
Goodwill acquired during the year	—	—	—	—	—	1,251	71	1,322
Impairment of goodwill	—	—	—	—	(18,456)	—	—	(18,456)
Translation adjustments and reclassification to other accounts	—	72	(602)	3,640	—	(441)	—	2,669

Balance at March 31, 2015
Goodwill	100	6,973	22,240	53,126	18,456	17,618	10,971	129,484
Accumulated impairment losses	—	—	(5,415)	(729)	(18,456)	(22)	(2,695)	(27,317)

	¥100	¥6,973	¥16,825	¥52,397	¥ —	¥17,596	¥ 8,276	¥102,167

As described in Note 1 to the Consolidated Financial Statements, we assess our goodwill for impairment annually as of January 1, and also whenever indicators of impairment exist.

The goodwill impairment test involves a two step process. The first step (“identification of potential impairment”) is a comparison of each reporting unit’s fair value with its carrying amount, including goodwill. If the fair value of any reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of any reporting unit exceeds its fair value, the second step shall be performed to measure the amount of impairment loss. The second step (“measurement of impairment loss”) compares the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill. The implied fair value of the goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of the unit (including any unrecognized intangible assets), and the excess of the fair value of the reporting unit over the amount assigned to its assets and liabilities is the implied fair value of the goodwill. If the carrying amount of a reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an equal amount to that excess.

Kyocera recognized an impairment loss on goodwill in the amount of ¥18,456 million in the Telecommunications Equipment Group (“Reporting Unit”), which was included in selling, general and administrative expenses in the consolidated statement of income for fiscal 2015. The loss was recorded due to a decline in the fair value of the Reporting Unit determined based on its updated future estimated cash flows, reflecting the slow improvement of profitability in the overseas market, especially in the U.S. market, as well as the operating loss before the impairment loss recorded in fiscal 2015 in the midst of the market condition with low profitability. The fair value of the Reporting Unit was determined using the discounted cash flows method (income approach) and the comparable company valuation multiples technique (market approach).

The fair value of the liquid crystal displays (LCD) business included in the Electronic Device Group reporting unit (which includes goodwill of ¥14,143 million in its carrying amount as of March 31, 2015) exceeded its amount by 6.9% in the first step (“identification of potential impairment”) of the goodwill impairment test as of January 1, 2015. Therefore, there was no identification of potential impairment. However, there is a significant future impairment risk to goodwill if the future net cash flows of the LCD business are adversely affected by future market conditions or increased negative operating results or changes to key assumptions including the discount rate applied.

The fair value of the goodwill of this business by using the discounted cash flows method was calculated by discounting projected future net cash flows to the present value. Future net cash flows are projected using the best information available. The discount rate applied was determined as the weighted-average cost of capital of 9.0% mainly based on cost of equity calculated by commonly used capital assets pricing model and current market conditions. Key future net cash flow assumptions also include the terminal value of the reporting unit, based on a growth rate of 0%, future estimated capital expenditures and changes in future working capital.